MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 18, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Government Reserves Fund (the “Fund”)

1940 Act File No. 811-5950

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Trust.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which Federated Liberty U.S. Government Money Market Trust, a portfolio of the Trust, will transfer substantially all of its assets to the Portfolio in exchange for shares of the Fund.

In connection with the review of this filing by the Staff of the Securities and Exchange Commission (the “Staff”), the Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We would appreciate receiving any preliminary comments you may have by September 25, 2015 in anticipation of the Fund filing a Pre-Effective Amendment No. 1 to complete the audited financial statement and file a consent of auditors. . If you have any questions on the enclosed material, please do not hesitate to contact me at (724) 720-8832.

Very truly yours,

/s/ Joseph W. Kulbacki

Joseph W. Kulbacki

Senior Paralegal

Enclosures